Other Receivables	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Other Receivables
20. OTHER RECEIVABLES

	2021	2020
Non-Current
Advances to suppliers	483,630	468,397
Receivable for sale of interest in Yguazú Cementos S.A. (Note 41)	—	63,474
Tax credits	82,713	57,846
Contributions to the Trust Fund to Strengthen the Inter-urban Railroad System (F.F.F.S.F.I.)	181,506	198,917
Prepaid expenses	128,742	123,291
Guarantee deposits	60	2,063
Miscellaneous	—	10,680

Subtotal	876,651	924,668
Allowance for other doubtful accounts	(181,506)	(198,917)

Total	695,145	725,751

Current
Turnover tax credits	100,332	174,491
Receivable for sale of interest in Yguazú Cementos S.A. (Note 41)	308,008	825,165
Related party receivables (Note 19)	441,100	390,394
Prepaid expenses	236,567	274,387
Guarantee deposits	856	277
Reimbursements receivable	11,994	47,977
Advance payments to suppliers	18,385	35,067
Salaries advances and loans to employees	9,629	1,845
Receivables from sales of property, plant and equipment	10,439	42,238
Miscellaneous	53,540	45,405

Total	1,190,850	1,837,246